Annual Operating Expenses {- Fidelity Series Small Cap Discovery Fund} - 04.30 Fidelity Series Small Cap Discovery Fund Series PRO-10 - Fidelity Series Small Cap Discovery Fund - Fidelity Series Small Cap Discovery Fund
Jun. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none